Eaton Vance
Municipal Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.0%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.0%
Montefiore Obligated Group, 4.287%, 9/1/50	$13,890	$ 8,568,763
Total Corporate Bonds (identified cost $15,200,077)		$ 8,568,763

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$3,035	$ 2,956,849
Total Tax-Exempt Mortgage-Backed Securities (identified cost $2,883,102)		$ 2,956,849

Tax-Exempt Municipal Obligations — 138.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.9%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$6,500	$ 7,855,900
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.25%, 9/15/52	7,000	7,852,670
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	300	346,383
Texas Water Development Board:
4.00%, 10/15/37(1)	4,875	5,015,059
4.00%, 10/15/47(1)	2,900	2,894,490
		$ 23,964,502
Education — 4.7%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$280	$ 263,110
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,653,845
Massachusetts Health and Educational Facilities Authority, (Boston College):
5.50%, 6/1/27	5,710	6,283,227
5.50%, 6/1/30	8,225	9,641,509
Security	Principal Amount (000's omitted)	Value
Education (continued)
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/47(1)	$10,000	$ 10,090,500
Tennessee State School Bond Authority, 5.00%, 11/1/52(1)	10,000	11,112,400
		$ 39,044,591
Electric Utilities — 6.9%
Austin, TX, Electric Utility Revenue, 5.00%, 11/15/48(1)	$10,000	$ 11,087,700
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	7,165	5,750,844
Orlando Utilities Commission, FL, Utility System Revenue, 5.00%, 10/1/48(1)	10,000	11,102,300
San Antonio, TX, Electric & Gas Systems Revenue, 5.25%, 2/1/46(1)	10,000	11,419,600
Seattle, WA, Municipal Light and Power Improvement Revenue:
4.00%, 7/1/47	2,500	2,517,475
5.00%, 3/1/53(1)	9,000	9,924,660
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	5,000	5,019,050
		$ 56,821,629
Escrowed/Prerefunded — 0.1%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/39	$175	$ 176,554
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), Prerefunded to 3/1/24, 5.00%, 9/1/39	1,000	1,002,850
		$ 1,179,404
General Obligations — 28.4%
Aledo Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/53	$255	$ 278,646
5.00%, 2/15/53(1)	9,000	9,834,660
Bastrop Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	10,000	10,942,700
Beaverton School District No. 48J, OR, 5.00%, 6/15/52(1)	10,000	10,939,800
California, 5.25%, 9/1/53(1)	10,000	11,526,000
Chicago Board of Education, IL, 5.00%, 12/1/30	4,000	4,187,200
Chicago, IL, 5.00%, 1/1/44	11,880	12,196,364
Clark County Water Reclamation District, NV, 5.00%, 7/1/49(1)	10,000	11,010,200
Crowley Independent School District, TX, (PSF Guaranteed), 5.25%, 2/1/53	2,000	2,260,620

Eaton Vance
Municipal Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/53(1)	$10,000	$ 11,073,900
District of Columbia, 4.00%, 2/1/46	5,000	5,047,900
Illinois:
4.00%, 11/1/38	13,000	13,117,520
5.50%, 5/1/39	810	897,278
5.50%, 3/1/47	4,000	4,392,680
5.75%, 5/1/45	830	913,938
Jackson Public Schools, MI, 5.00%, 5/1/48(1)	2,150	2,225,745
Katy Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48(1)	10,000	10,981,600
Klein Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/48	5,110	5,166,465
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/58(1)	10,000	10,986,200
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/52(1)	10,000	10,843,100
Massachusetts, 5.00%, 5/1/53(1)	10,000	11,046,700
New Caney Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	10,000	11,073,900
New York, NY:
4.00%, 9/1/46	5,000	5,042,500
5.25%, 5/1/41(1)	7,100	8,191,483
5.25%, 5/1/42(1)	3,125	3,588,875
5.25%, 10/1/47	4,000	4,526,480
(SPA: TD Bank, N.A.), 4.00%, 9/1/49(2)	1,500	1,500,000
Peters Township School District, PA, 5.00%, 9/1/40(1)	3,225	3,525,280
Renton School District No. 403, WA, 4.00%, 12/1/39	2,500	2,602,975
Royse City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	9,000	9,921,510
Spring Independent School District, TX, 5.00%, 8/15/47(1)	11,575	13,022,569
Trenton Public Schools, MI, 5.00%, 5/1/42(1)	2,150	2,295,577
Ysleta Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/56(1)	10,000	10,849,600
		$ 236,009,965
Hospital — 10.9%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$900	$ 873,144
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	7,500	8,068,275
5.00%, 4/1/52	7,510	7,977,948
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50	11,625	10,968,536
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	$4,000	$ 4,248,560
Colorado Health Facilities Authority, (Intermountain Healthcare), 4.00%, 5/15/52	5,000	4,913,850
Hamilton County, OH, (Cincinnati Children's Hospital Medical Center), 5.00%, 5/15/34	250	251,698
Hamilton County, OH, (UC Health), 4.00%, 9/15/50	3,175	2,621,661
Indiana Finance Authority, (Indiana University Health), 5.00%, 10/1/53	5,000	5,448,650
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	5,000	5,045,150
Michigan Finance Authority, (Trinity Health Credit Group), 4.00%, 3/1/51	7,000	6,676,250
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	5,000	4,714,650
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	5,000	5,007,450
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	4,050	4,324,671
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,115	4,022,454
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	1,600	1,587,056
Tarrant County Cultural Education Facilities Finance Corp.,TX, (Baylor Scott & White Health), 5.00%, 11/15/51	3,000	3,200,400
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	10,150	10,394,919
		$ 90,345,322
Housing — 3.8%
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 4.25%, 7/1/50	$1,350	$ 1,219,401
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/48	8,835	8,922,378
New York City Housing Development Corp., NY:
4.80%, 2/1/53	5,000	5,141,400
4.95%, 11/1/58	1,575	1,616,737
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.40%, 7/1/46	4,995	5,070,275
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.00%, 10/1/50	3,665	3,852,391
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 4.65%, 10/1/53	3,880	3,922,176

Eaton Vance
Municipal Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Seattle Housing Authority, WA, 3.625%, 12/1/43	$1,000	$ 917,080
South Carolina Housing Finance and Development Authority, 4.95%, 7/1/53	1,000	1,021,200
		$ 31,683,038
Industrial Development Revenue — 2.7%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.45%, 9/1/52	$4,800	$ 4,807,536
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	4,840	4,831,191
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	12,610	12,771,030
		$ 22,409,757
Insured - Bond Bank — 0.1%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$470	$ 472,801
		$ 472,801
Insured - Education — 2.7%
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$700	$ 877,226
Massachusetts Development Finance Agency, (Boston University), (AGC), 6.00%, 5/15/59	1,105	1,284,640
Massachusetts Development Finance Agency, (College of the Holy Cross):
(AMBAC), 5.25%, 9/1/32	15,900	19,207,677
(AMBAC), 5.25%, 9/1/32(1)	750	906,022
		$ 22,275,565
Insured - Electric Utilities — 3.6%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$2,750	$ 2,432,402
(NPFG), 0.00%, 11/15/38	1,000	536,150
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), (AGM), 5.25%, 5/15/53(1)	10,000	11,129,700
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	4,532,000
Omaha Public Power District, NE, (AGM), 4.00%, 2/1/51	4,420	4,422,917
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	375	370,534
South Carolina Public Service Authority, (AGM), 5.75%, 12/1/52	6,000	6,753,720
		$ 30,177,423
Security	Principal Amount (000's omitted)	Value
Insured - Escrowed/Prerefunded — 0.2%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$1,600	$ 1,494,064
		$ 1,494,064
Insured - General Obligations — 5.0%
Chicago Park District, IL, (BAM), 5.00%, 1/1/39(1)	$6,210	$ 6,219,439
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	4,500	5,264,010
Erie School District, PA, (AMBAC), 0.00%, 9/1/30	1,000	797,740
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	2,000	2,400,100
Irvington Township, NJ, (AGM), 0.00%, 7/15/26	4,165	3,822,262
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,237,896
Nassau County, NY, (AGM), 5.00%, 4/1/43(1)	11,665	12,377,615
Plain School District, OH, (NPFG), 0.00%, 12/1/27	2,400	2,101,992
Shaler Area School District, PA, (XLCA), 0.00%, 9/1/33	2,550	1,827,381
Waller Independent School District, TX, (BAM), 4.00%, 2/15/48	4,165	4,155,671
		$ 41,204,106
Insured - Hospital — 1.7%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$ 253,500
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.375%, 8/15/57	1,500	1,669,305
Columbia County Hospital Authority, GA, (Wellstar Health System, Inc.), (AGM), 5.00%, 4/1/53	5,000	5,362,800
West Virginia Hospital Finance Authority, (Vandalia Health), (AGM), 5.50%, 9/1/48	5,000	5,559,700
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.75%, 11/1/49	1,000	1,136,040
		$ 13,981,345
Insured - Lease Revenue/Certificates of Participation — 0.2%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	$420	$ 386,165
(AGC), 0.00%, 7/1/27	1,120	997,281
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	565,440
		$ 1,948,886
Insured - Special Tax Revenue — 6.9%
Hamilton County, OH, Sales Tax Revenue, (AMBAC), 0.00%, 12/1/24	$3,665	$ 3,557,212

Eaton Vance
Municipal Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$19,335	$ 12,141,800
Houston, TX, Hotel Occupancy Tax Revenue, (AMBAC), 0.00%, 9/1/24	18,035	17,636,787
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	857,723
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	18,000	21,891,240
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	1,105	1,290,739
		$ 57,375,501
Insured - Transportation — 5.1%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	$25,000	$ 11,733,250
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,000	1,136,470
Port Palm Beach District, FL:
(XLCA), 0.00%, 9/1/24	1,605	1,562,435
(XLCA), 0.00%, 9/1/25	1,950	1,825,317
(XLCA), 0.00%, 9/1/26	1,000	903,350
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/25	26,215	25,317,661
		$ 42,478,483
Insured - Water and Sewer — 4.6%
Chicago, IL, Wastewater Transmission Revenue, (AGM), 5.25%, 1/1/58	$7,000	$ 7,671,440
Chicago, IL, Water Revenue, (AGM), 5.25%, 11/1/53	1,000	1,102,650
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	10,659,500
Erie Sewer Authority, PA, (AMBAC), 0.00%, 12/1/26	1,920	1,746,374
Lauderhill, FL, Water and Sewer Revenue, (AGM), 5.00%, 10/1/53(3)	1,520	1,655,432
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,290,340
Michigan Finance Authority, (Detroit Water and Sewerage Department):
(AGM), 5.00%, 7/1/31	1,500	1,508,775
(AGM), 5.00%, 7/1/32	2,845	2,859,566
(AGM), 5.00%, 7/1/33	2,435	2,449,001
(AGM), 5.00%, 7/1/35	2,970	2,985,474
(AGM), 5.00%, 7/1/37	2,435	2,444,497
Middlesex County Improvement Authority, NJ, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	2,150	2,102,528
		$ 38,475,577
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 4.3%
Hampton Roads Transportation Accountability Commission, VA, 4.00%, 7/1/57	$3,510	$ 3,412,457
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/52	5,430	5,361,202
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	3,750	3,764,175
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/52	7,000	7,525,000
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/38	130	130,447
5.00%, 6/15/44	5,535	5,550,443
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	10,192,600
		$ 35,936,324
Other Revenue — 3.1%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$6,400	$ 6,023,616
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	2,000	2,126,240
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 12/1/30 (Put Date), 5/1/54	1,480	1,574,957
5.00% to 3/1/30 (Put Date), 7/1/53	5,000	5,333,800
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	4,520	4,873,509
Tennessee Energy Acquisition Corp., 5.00% to 11/1/31 (Put Date), 5/1/52	5,060	5,416,022
		$ 25,348,144
Senior Living/Life Care — 0.9%
California Public Finance Authority, (Enso Village):
Green Bonds, 3.125%, 5/15/29(4)	$410	$ 404,104
Green Bonds, 5.00%, 11/15/46(4)	565	521,546
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	160	145,856
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	525	520,937
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(4)	310	278,039
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	4,000	3,643,200
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/50	2,500	2,148,100
		$ 7,661,782

Eaton Vance
Municipal Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 19.1%
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 4.00%, 12/1/51	$5,000	$ 4,930,200
District of Columbia, Income Tax Revenue, 5.25%, 5/1/48	4,500	5,123,745
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/51	4,000	3,996,280
5.25%, 7/1/33	750	903,015
Michigan, Trunk Line Revenue, 5.25%, 11/15/49(1)	10,000	11,505,900
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/37(1)	10,000	10,056,400
4.00%, 8/1/39(1)	5,000	5,013,500
4.00%, 2/1/43	9,000	9,118,170
5.00%, 11/1/46(1)	5,000	5,580,050
5.00%, 2/1/47	5,000	5,516,350
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	13,186,030
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	9,100	9,088,989
4.00%, 3/15/47	3,500	3,494,190
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/46	14,000	13,978,160
5.00%, 3/15/43(1)	6,000	6,382,320
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/45(1)	2,800	2,812,908
4.00%, 3/15/45	6,500	6,574,425
Green Bonds, 4.00%, 3/15/50	3,000	3,002,010
New York Thruway Authority, Personal Income Tax Revenue:
4.00%, 3/15/44	2,000	2,021,060
Green Bonds, 5.00%, 3/15/55(1)	5,000	5,458,350
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	6,000	6,035,880
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 5/15/47(1)	8,850	10,050,591
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	3,000	2,984,550
Washington Metropolitan Area Transit Authority, D.C., Sustainability Bonds, 5.25%, 7/15/53(1)	10,000	11,257,500
		$ 158,070,573
Transportation — 15.6%
Atlanta, GA, Department of Aviation, Green Bonds, 5.00%, 7/1/53(1)	$10,000	$ 11,062,900
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/53(1)	10,000	11,062,900
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Denver City and County, CO, Airport System Revenue:
4.00%, 11/15/43	$5,665	$ 5,666,190
(AMT), 5.00%, 11/15/53	3,920	4,157,591
Florida Department of Transportation, Turnpike System Revenue, 5.00%, 7/1/52(1)	16,000	17,448,640
Illinois Toll Highway Authority, 5.00%, 1/1/44(1)	10,000	11,270,200
Los Angeles Department of Airports, CA, (Los Angeles International Airport), Green Bonds, (AMT), 5.00%, 5/15/47	7,145	7,612,997
Massachusetts, (Rail Enhancement Program), Sustainablility Bonds, 5.00%, 6/1/53(1)	10,000	11,046,400
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	730	752,594
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/51	5,000	4,769,300
(AMT), 5.25%, 10/1/53	2,000	2,160,680
New Jersey Turnpike Authority, 5.25%, 1/1/52	2,500	2,811,325
New York Transportation Development Corp., (John F. Kennedy International Airport), Green Bonds, (AMT), 6.00%, 6/30/54	960	1,060,704
North Texas Tollway Authority:
4.125%, 1/1/39	6,000	6,225,060
5.00%, 1/1/48	7,500	7,709,625
Oklahoma Turnpike Authority, 5.50%, 1/1/53	8,335	9,423,134
Pennsylvania Turnpike Commission:
5.00%, 12/1/53	7,000	7,691,460
5.25%, 12/1/52	2,600	2,892,188
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	2,500	2,529,875
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	1,765	1,767,189
		$ 129,120,952
Water and Sewer — 4.7%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/52(1)	$3,000	$ 3,374,490
Texas Water Development Board:
5.00%, 10/15/47(1)	20,000	22,263,200
5.00%, 4/15/49(1)	10,700	11,372,816
5.00%, 10/15/58	2,000	2,214,380
		$ 39,224,886
Total Tax-Exempt Municipal Obligations (identified cost $1,099,054,686)		$1,146,704,620

Eaton Vance
Municipal Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.0%(5)
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.0%(5)
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$230	$ 230,334
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	120	120,146
Total Taxable Municipal Obligations (identified cost $350,000)		$ 350,480

Trust Units — 0.1%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.1%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$875	$ 858,743
Total Trust Units (identified cost $881,364)		$ 858,743
Total Investments — 139.7% (identified cost $1,118,369,229)		$1,159,439,455
Other Assets, Less Liabilities — (39.7)%		$ (329,368,740)
Net Assets — 100.0%		$ 830,070,715
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2023.
(3)	When-issued security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $1,203,689 or 0.1% of the Fund's net assets.
(5)	Amount is less than 0.05%.
At December 31, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
Texas	22.3%
New York	16.6%
Others, representing less than 10% individually	60.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2023, 21.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 9.2% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement
XLCA	– XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at December 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Municipal Bond Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 8,568,763	$ —	$ 8,568,763
Tax-Exempt Mortgage-Backed Securities	—	2,956,849	—	2,956,849
Tax-Exempt Municipal Obligations	—	1,146,704,620	—	1,146,704,620
Taxable Municipal Obligations	—	350,480	—	350,480
Trust Units	—	858,743	—	858,743
Total Investments	$ —	$1,159,439,455	$ —	$1,159,439,455
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.